SEGMENT REPORTING - Segment information (Details) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017 JPY (¥) segment	Mar. 31, 2016 JPY (¥)	Mar. 31, 2015 JPY (¥)
SEGMENT REPORTING
Number of operating segments | segment	4
Revenue
Revenue	¥ 11,220,775	¥ 10,556,236	¥ 6,304,926
Segment Performance Measure:
Operating income (loss)	(1,178,851)	(70,279)	275,422
Interest income	3,634	1,672	1,699
Interest expense	(125,743)	(54,793)	(28,177)
Gain (loss) on derivatives	43,594	(258,205)
Foreign currency exchange gains (losses)	(13,751)	161,680	200,438
Dividend income	14,400	11,250	9,000
Other-net	(60,255)	(20,075)	(85)
Income (loss) before income taxes	(1,316,972)	(228,750)	458,297
Segment Assets:
Assets	16,245,608	12,866,655
Capital expenditures on long-lived assets:
Capital expenditures	1,369,471	1,125,853	689,287
Other Significant Items:
Total depreciation and amortization	1,048,627	895,825	589,532
Impairment loss on long-lived assets	0	5,144	0
Japan-legal
Revenue
Revenue	3,740,903	3,726,683	3,105,983
Japan-AI
Revenue
Revenue	288,012	118,915
U.S.
Revenue
Revenue	6,800,966	6,223,652	2,784,470
Other
Revenue
Revenue	377,850	483,758	384,007
Subsidiaries in Taiwan
Other Significant Items:
Impairment loss on long-lived assets		5,144
Operating segments
Revenue
Revenue	11,207,730	10,553,007	6,274,460
Segment Performance Measure:
Operating income (loss)	(1,206,662)	69,123	266,069
Segment Assets:
Assets	16,158,872	12,918,790
Other Significant Items:
Total depreciation and amortization	1,039,196	883,607	587,758
Operating segments | Japan
Segment Performance Measure:
Operating income (loss)	698,608	557,597	303,149
Segment Assets:
Assets	12,334,732	11,586,133
Capital expenditures on long-lived assets:
Capital expenditures	616,757	300,447	575,196
Other Significant Items:
Total depreciation and amortization	444,094	474,533	431,287
Operating segments | Japan-legal
Revenue
Revenue	4,312,792	4,571,138	3,845,779
Operating segments | Japan-AI
Segment Performance Measure:
Operating income (loss)	(728,926)	(527,420)
Segment Assets:
Assets	3,468,157	358,045
Capital expenditures on long-lived assets:
Capital expenditures	384,606	155,442
Other Significant Items:
Total depreciation and amortization	125,715	48,504
Operating segments | U.S.
Revenue
Revenue	6,980,729	6,325,280	2,906,016
Segment Performance Measure:
Operating income (loss)	(1,132,981)	35,013	39,926
Segment Assets:
Assets	8,600,034	7,658,961
Capital expenditures on long-lived assets:
Capital expenditures	361,777	660,982	89,463
Other Significant Items:
Total depreciation and amortization	429,618	313,025	113,768
Operating segments | Other
Revenue
Revenue	425,726	622,735	508,495
Segment Performance Measure:
Operating income (loss)	(43,363)	3,933	(77,006)
Segment Assets:
Assets	734,277	720,152
Capital expenditures on long-lived assets:
Capital expenditures	6,331	8,982	24,628
Other Significant Items:
Total depreciation and amortization	39,769	47,545	42,703
Intersegment
Revenue
Revenue	(799,529)	(1,085,061)	(985,830)
Segment Assets:
Assets	(8,978,328)	(7,404,501)
Intersegment | Japan-legal
Revenue
Revenue	571,889	844,455	739,796
Intersegment | U.S.
Revenue
Revenue	179,763	101,628	121,546
Intersegment | Other
Revenue
Revenue	47,876	138,977	124,488
Adjustments
Revenue
Revenue	13,045	3,229	30,466
Segment Performance Measure:
Operating income (loss)	27,811	(139,402)	9,353
Segment Assets:
Assets	86,736	(52,135)
Other Significant Items:
Total depreciation and amortization	¥ 9,431	¥ 12,218	¥ 1,774